Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Under our practices, our Compensation Committee grants equity awards in the first quarter of each fiscal year to the Company’s executive officers and employees and grants equity awards to independent members of the Board of Directors after each annual meeting of stockholders. New hire equity awards are granted on a new hire’s employment start date. Neither the Board nor the Compensation Committee take into account material non-public information when determining the timing or terms of stock option awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation. The Compensation Committee has also authorized the Company’s CEO to approve spot grants to reward employees (not including executive officers) for exceptional performance from time to time, subject to annual limits.
In response to Item 402(x), during 2025, we did not grant stock options (or similar awards) to any NEO during any period beginning four business days before and ending one business day after the filing of any company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method	Under our practices, our Compensation Committee grants equity awards in the first quarter of each fiscal year to the Company’s executive officers and employees and grants equity awards to independent members of the Board of Directors after each annual meeting of stockholders. New hire equity awards are granted on a new hire’s employment start date. Neither the Board nor the Compensation Committee take into account material non-public information when determining the timing or terms of stock option awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the Board nor the Compensation Committee take into account material non-public information when determining the timing or terms of stock option awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false